Property, plant and equipment (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	£ 1,563
Ending balance	1,757	£ 1,563
Land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	637
Ending balance	614	637
Plant, equipment and vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	631
Ending balance	758	631
Assets under construction
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	295
Ending balance	385	295
Assets under construction | Computer software
Disclosure of detailed information about property, plant and equipment [line items]
Reclassifications	(54)	0	£ (8)
Cost of sales
Disclosure of detailed information about property, plant and equipment [line items]
Impairment losses	0	2	11
Reversal of impairments	0	12
Selling, general and administration expenses
Disclosure of detailed information about property, plant and equipment [line items]
Impairment losses	8	15	8
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,705	2,678
Exchange adjustments	165	(15)
Additions	305	229
Disposals and write-offs	143	179
Reclassifications	(61)
Transfer to assets held for sale		(8)
Ending balance	2,971	2,705	2,678
Cost | Land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	920	910
Exchange adjustments	59	15
Additions	4	1
Disposals and write-offs	13	40
Reclassifications	(40)	34
Ending balance	930	920	910
Cost | Plant, equipment and vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,486	1,490
Exchange adjustments	86	(27)
Additions	9	13
Disposals and write-offs	130	132
Reclassifications	201	150
Transfer to assets held for sale		(8)
Ending balance	1,652	1,486	1,490
Cost | Assets under construction
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	299	278
Exchange adjustments	20	(3)
Additions	292	215
Disposals and write-offs		7
Reclassifications	(222)	(184)
Ending balance	389	299	278
Depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,142)
Ending balance	(1,214)	(1,142)
Depreciation and impairment | Land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(283)
Ending balance	(316)	(283)
Depreciation and impairment | Plant, equipment and vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(855)
Ending balance	(894)	(855)
Depreciation and impairment | Assets under construction
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(4)
Ending balance	(4)	(4)
Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,110)	(1,136)
Exchange adjustments	(68)	17
Disposals and write-offs	(119)	(142)
Transfer to assets held for sale		6
Charge for the year	(142)	(139)
Ending balance	(1,201)	(1,110)	(1,136)
Depreciation | Land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(277)	(273)
Exchange adjustments	(16)
Disposals and write-offs	(9)	(28)
Charge for the year	(29)	(32)
Ending balance	(313)	(277)	(273)
Depreciation | Plant, equipment and vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(833)	(863)
Exchange adjustments	(52)	17
Disposals and write-offs	(110)	(114)
Transfer to assets held for sale		6
Charge for the year	(113)	(107)
Ending balance	(888)	(833)	(863)
Impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(32)	(56)
Exchange adjustments	(4)	(2)
Disposals and write-offs	(24)	(31)
Reclassifications	7
Impairment losses	8	17
Reversal of impairments		12
Ending balance	(13)	(32)	(56)
Impairment | Land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(6)	(6)
Exchange adjustments	(1)	(2)
Disposals and write-offs	(4)	(8)
Impairment losses		6
Ending balance	(3)	(6)	(6)
Impairment | Plant, equipment and vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(22)	(46)
Exchange adjustments	(3)
Disposals and write-offs	(20)	(20)
Reclassifications	7
Impairment losses	8	8
Reversal of impairments		12
Ending balance	(6)	(22)	(46)
Impairment | Assets under construction
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(4)	(4)
Disposals and write-offs		(3)
Impairment losses		3
Ending balance	£ (4)	£ (4)	£ (4)